Annual Total Returns[BarChart] - ProShares UltraShort Financials - None	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(5.63%)	(43.13%)	(48.36%)	(27.84%)	(8.64%)	(33.36%)	(31.57%)	15.66%	(42.72%)	(42.34%)